BALANCE SHEETS COMPONENTS - Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 87,646	$ 661
Work in progress	30,641	70
Finished goods	8,963	312
Total inventory	$ 127,250	$ 1,043